Commitment	6 Months Ended
Sep. 30, 2024
Commitment [Abstract]
COMMITMENT

NOTE 18 – COMMITMENT

In the ordinary course of business, the Company is involved in various legal proceedings, claims, and other disputes arising from commercial operations, employee matters, and other business-related activities, which, in general, are subject to uncertainties and risks. These could include both commitments and contingencies. For commitments, the Company may have future obligations that are not yet recognized on the balance sheet but could potentially affect the Company’s financial position, operations, or liquidity.

Regarding contingencies, the Company assesses whether a loss from a contingency should be accrued by determining if the loss is probable and reasonably estimable, as per ASC 450. Although the Company cannot predict the outcome of pending claims, litigation, or other disputes with certainty, it believes that any ultimate liability resulting from such proceedings to the extent not covered by insurance or otherwise provided for, will not have a material adverse effect on its consolidated financial position, results of operations, or liquidity.

As of June 30, 2024, and 2023, and through the issuance date of these consolidated financial statements, the Company has no material pending legal proceedings. Additionally, the Company’s commitments, including lease payment obligations, are disclosed in Note 9 – Operating Leases.